Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Lease Costs and Other Lease Information

The following tables present the Company’s lease costs and other lease information (dollars in thousands):

Lease cost	Three Months Ended
	March 31, 2024	March 31, 2023
Finance lease cost:
Amortization of right-of-use assets	$69	$33
Interest on lease liabilities	35	13
Operating lease cost	79	36
Short-term lease cost	17	17
Net lease cost	$200	$99

Schedule of Other Information on Lease

Other information	Three Months Ended
	March 31, 2024	March 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$58	$13
Operating cash flows from operating leases	$35	$32
Financing cash flows from finance leases	$65	$26
Right-of-use assets obtained in exchange for new operating lease liabilities	$-	$-
Right-of-use assets obtained in exchange for new finance lease liabilities	$-	$-

As of March 31, 2024
Weighted-average remaining lease term - finance leases (years)	2.2
Weighted-average remaining lease term - operating leases (years)	2.1
Weighted-average discount rate - finance leases	9.1%
Weighted-average discount rate - operating leases	5.9%

Schedule of Maturity Analysis of Operating and Finance Lease Liabilities

The following table presents a maturity analysis of the Company’s operating and finance lease liabilities as of March 31, 2024 (in thousands):

	Operating Leases	Finance Leases
2024	$176	$278
2025	151	619
2026	81	487
2027	13	8
2028	-	2
Thereafter	-	-
Total lease payments	421	1,394
Less: Amount representing interest	(24)	(176)
Lease obligations	$397	$1,218

FG Group Holdings Inc [Member]
Schedule of Lease Costs and Other Lease Information

The following tables present the Company’s lease costs and other lease information (dollars in thousands):

Lease cost	Year Ended
	December 31, 2023	December 31, 2022
Finance lease cost:
Amortization of right-of-use assets	$183	$37
Interest on lease liabilities	94	12
Operating lease cost	161	243
Short-term lease cost	60	53
Sublease income	-	(32)
Net lease cost	$498	$313

Schedule of Other Information on Lease

Other information	Year Ended
	December 31, 2023	December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$94	$12
Operating cash flows from operating leases	$131	$202
Financing cash flows from finance leases	$159	$36
Right-of-use assets obtained in exchange for new operating lease liabilities	$-	$97
Right-of-use assets obtained in exchange for new finance lease liabilities	$775	$703

As of December 31, 2023
Weighted-average remaining lease term - finance leases (years)	1.4
Weighted-average remaining lease term - operating leases (years)	2.3
Weighted-average discount rate - finance leases	5.2%
Weighted-average discount rate - operating leases	5.8%

Schedule of Maturity Analysis of Operating and Finance Lease Liabilities

The following table presents a maturity analysis of the Company’s operating and finance lease liabilities as of December 31, 2023 (in thousands):

	Operating Leases	Finance Leases
2024	$225	$371
2025	131	619
2026	81	483
2027	14	8
2028	-	2
Thereafter	-	-
Total lease payments	451	1,483
Less: Amount representing interest	(30)	(200)
Present value of lease payments	421	1,283
Less: Current maturities	(206)	(268)
Lease obligations, net of current portion	$215	$1,015

Strong Global Entertainment Inc [Member]
Schedule of Lease Costs and Other Lease Information

The following tables present the Company’s lease costs and other lease information (dollars in thousands):

Lease cost	Three Months Ended
	March 31, 2024	March 31, 2023
Finance lease cost:
Amortization of right-of-use assets	$65	$29
Interest on lease liabilities	27	12
Operating lease cost	172	17
Short-term lease cost	17	17
Net lease cost	$281	$75

Other information	Three Months Ended
	March 31, 2024	March 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$27	$12
Operating cash flows from operating leases	$153	$19
Financing cash flows from finance leases	$61	$23

As of March 31, 2024
Weighted-average remaining lease term - finance leases (years)	2.1
Weighted-average remaining lease term - operating leases (years)	13.2
Weighted-average discount rate - finance leases	9.2%
Weighted-average discount rate - operating leases	5.1%

The following tables present the Company’s lease costs and other lease information (dollars in thousands):

Lease cost	Year Ended
	December 31, 2023	December 31, 2022
Finance lease cost:
Amortization of right-of-use assets	$168	$30
Interest on lease liabilities	90	9
Operating lease cost	372	96
Short-term lease cost	71	53
Net lease cost	$701	$188

Other information	Year Ended
	December 31, 2023	December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$90	$9
Operating cash flows from operating leases	$238	$78
Financing cash flows from finance leases	$145	$30
Right-of-use assets obtained in exchange for new finance lease liabilities	$762	$635
Right-of-use assets obtained in exchange for new operating lease liabilities	$4,759	$-

As of December 31, 2023
Weighted-average remaining lease term - finance leases (years)	1.3
Weighted-average remaining lease term - operating leases (years)	13.4
Weighted-average discount rate - finance leases	5.2%
Weighted-average discount rate - operating leases	5.1%

Schedule of Maturity Analysis of Operating and Finance Lease Liabilities

The following table presents a maturity analysis of the Company’s operating and finance lease liabilities as of March 31, 2024 (in thousands):

	Operating Leases	Finance Leases
Remainder of 2024	$462	$263
2025	546	600
2026	496	468
2027	429	-
2028	419	-
Thereafter	4,244	-
Total lease payments	6,596	$1,331
Less: Amount representing interest	(1,832)	(169)
Present value of lease payments	4,764	1,162
Less: Current maturities	(403)	(258)
Lease obligations, net of current portion	$4,361	$904

The following table presents a maturity analysis of the Company’s operating lease liabilities as of December 31, 2023 (in thousands):

	Operating Leases	Finance Leases
2024	$616	$352
2025	546	600
2026	496	465
2027	429	-
2028	419	-
Thereafter	4,247	-
Total lease payments	6,753	1,417
Less: Amount representing interest	(1,896)	(193)
Present value of lease payments	4,857	1,224
Less: Current maturities	(397)	(253)
Lease obligations, net of current portion	$4,460	$971